Fair Value of Financial Instruments and Risk Management (Credit Losses) (Details) - Sustainable Technology Solutions $ in Millions	Dec. 31, 2020 USD ($)
Contract with Customer, Asset, Past Due [Line Items]
Accounts receivable and contract assets, net of allowances	$ 409.0
Allowance for accounts receivable and contract assets	$ 13.0
Accounts receivable, percent outstanding less than 90 days	82.00%